Cover	Jan. 24, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 22, 2024
Entity Registrant Name	CASTELLUM, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41526
Entity Tax Identification Number	27-4079982
Entity Address, Address Line One	3 Bethesda Metro Center, Suite 700
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	961-4895
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CTM
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001877939
Amendment Flag	false